Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 41,069	$ 42,293
Restricted cash	164	173
Short-term investments (notes 4 and 6)	21,481	33,606
Accounts receivable, net	6,789	10,024
Inventories (note 7)	8,642	7,217
Prepaid expenses and other current assets (note 8)	1,308	1,437
Total current assets	79,453	94,750
LONG-TERM INVESTMENTS (notes 4 and 9)	14,754	16,121
PROPERTY AND EQUIPMENT, NET (note 10)	19,363	23,039
OTHER ASSETS
Other assets (note 12)	3,168	3,509
Total other assets	3,168	3,509
TOTAL ASSETS	116,738	137,419
CURRENT LIABILITIES
Notes and accounts payable	2,131	4,169
Income tax payable	650	238
Accrued expenses and other current liabilities (note 13)	6,049	5,353
Total current liabilities	8,830	9,760
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	293	391
Other liabilities (note 10)	349	658
Total long-term liabilities	642	1,049
Total liabilities	9,472	10,809
COMMITMENTS AND CONTINGENCIES (notes 18 and 19)
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,660,786,600 shares Outstanding – 1,327,260,450 and 1,391,744,250 shares as of December 31, 2014 and 2013, respectively	33	33
Additional paid-in capital	141,229	140,198
Accumulated deficits	(17,291)	(2,234)
Accumulated other comprehensive income	6,768	8,512
Treasury stock – 333,526,150 and 269,042,350 shares as of December 31, 2014 and 2013, respectively	(23,473)	(19,899)
Total shareholders’ equity	107,266	126,610
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 116,738	$ 137,419